Acquisitions	12 Months Ended
Dec. 31, 2025
Athena Technology Solutions Holdings, LLC
Business Combination [Line Items]
Acquisitions
3.	Acquisitions
RapidFlight Holdings
On August 25, 2025, the Company acquired select assets and intellectual property from RapidFlight Holdings, LLC for $1,500 of cash and $202 of transaction costs. This transaction has been accounted for as an asset acquisition. Accordingly, the total acquisition cost of $1,702 was allocated on a relative fair value basis to the assets acquired, of which $852 was recognized as developed technology intangible assets, $137 was recognized as fixed assets and $713 was recognized as inventory. The developed technology is being amortized over an estimated useful life of 5 years.
Veth Research Associates
Business combinations are accounted for using the acquisition method as required by ASC Topic 805,
Business Combinations
. Goodwill is measured as the excess of the acquisition-date fair value of consideration transferred over the fair value of the identifiable assets acquired and the liabilities assumed. Goodwill is attributed to management’s assessment of projected increases in overall revenues derived from the synergy of the combined service offerings, increased market penetration from the acquired customer base, and certain economies of scale. The consolidated financial statements include the results of operations and cash flows of companies acquired in business combinations from the acquisition date.
On September 12, 2024, the Company acquired 100% of the equity interests of Veth Research Associates, LLC (“VRA”). VRA is a highly specialized firm operating in the U.S defense industry, known for its cutting-edge advancements in navigation and autonomous systems. The VRA acquisition was accounted for as a business combination in accordance with ASC Topic 805.
The fair value of consideration transferred to the seller for the VRA acquisition includes $6,510 of cash and 448,430 Class A units with an estimated fair value of $3,547. $3,933 of cash was paid at closing, $2,077 of cash was paid in January 2025 and $500 of cash was paid in January 2026. Therefore, the business combination related payable balance in accrued expenses and other current liabilities on the consolidated balance sheet at December 31, 2025 and 2024 was $500 and $2,577, respectively.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed as of the date of the acquisition.

(In thousands)	Veth Research Associates, LLC
Cash and cash equivalents	$916
Accounts receivable	236
Other identifiable assets	16
Intangible assets, trade name	158
Intangible assets, developed technology	1,232
Intangible assets, customer relationships	2,000

Total identifiable assets	4,558
Accounts payable and accrued expenses	(79)

Total liabilities	(79)

Total identifiable net assets	4,479
Goodwill	5,578

Total fair value of consideration transferred	$10,057

Assets acquired and liabilities assumed were recognized at their estimated fair values as of September 12, 2024. The estimated fair value of the identified intangible assets was determined by the Company as of the closing date. The trade name and developed technology were valued using the relief-from-royalty method under the income approach. Under this method, the value that the owner of the asset receives from not having to pay a royalty fee is estimated, as the owner is relieved from paying such fees since it owns the intangible asset. Significant assumptions included estimated future revenues, royalty rates, tax rates, discount rates, and economic useful lives. The fair value of customer relationships was estimated using the multi-period excess earnings method, an income approach, which converts projected revenues and costs into cash flows. Significant assumptions used in the discounted cash flow analysis for customer relationships were the revenue growth rate, customer attrition rate, earnings before interest, taxes, depreciation, and amortization (“EBITDA”), contributory asset charge, and the discount rate. The fair value of the trade name, developed technology and customer relationships intangible assets were determined to be $158, $1,232 and $2,000, respectively, and are being amortized over estimated useful lives of 4 years, 6 years and 8 years, respectively.
The goodwill recognized in the VRA acquisition was primarily attributable to the assembled workforce of VRA, synergies associated with the Company acquiring key intellectual property used in their unmanned aerial vehicle (“UAV”) products, and the potential for future technological development. Goodwill recognized is deductible for income tax purposes.
Acquisition costs incurred in business combinations were $264 for the year ended December 31, 2024. Acquisition costs were expensed as incurred and are included in selling, general and administrative expenses in the consolidated statement of operations.
The results of operations of VRA have been included in the consolidated financial statements of the Company from September 12, 2024, the closing date of the acquisition. For the year ended December 31, 2024, the Company’s consolidated results of operations included $873 of VRA revenue. VRA is reported within the Company’s Tactical Systems segment.
Unaudited Pro Forma Financial Information
The following unaudited pro forma financial information summarizes the combined results of the Company and VRA as if the acquisition had occurred on January 1, 2024. The pro forma results have been prepared for comparative purposes only, and do not necessarily represent what the results of operations would have been had the acquisition been completed on January 1, 2024. In addition, these pro forma results are not intended to be a projection of future operating results and do not reflect synergies that might be achieved. The unaudited pro forma financial information includes adjustments for the pro forma impact of the allocation of the purchase price recognized in connection with the acquisition of VRA (as summarized above). These adjustments primarily relate to the impact of incremental amortization expense attributable to the acquired intangible assets.

(In thousands)	Year Ended December 31, 2024
Pro forma total revenue	$395,460
Pro forma net income	$80,851
Tribe Aerospace
As part of the acquisition of Tribe Aerospace, LLC in 2022, the Company agreed to pay contingent consideration to the sellers for any EBITDA (as defined in the earnout arrangement) recognized over certain thresholds during the earnout period from 2022 through 2024.
The contingent consideration was settled using a combination of cash and Class A units based on converting a portion of each contingent payment to units at the fixed contractual price per unit.
During the year ended December 31, 2025, $61,650 of the $98,150 liability outstanding at December 31, 2024 was settled via the issuance of 7,786,951 Class A Units. On October 16, 2025, the Company and the sellers agreed that the final remaining amount due from the Company to the sellers is $40,972, which represented the remaining liability to be paid in cash (including accrued interest) in the following five installments: $5,000 that was paid on October 16, 2025, $5,243 (plus all additional accrued but unpaid interest on the outstanding balance) that was paid on December 15, 2025, and $10,243 (plus all additional accrued but unpaid interest on the outstanding balance) that were scheduled to be paid on each of February 28, 2026, May 31, 2026 and August 31, 2026. On December 22, 2025, the Company paid $30,729, plus additional accrued interest, to the sellers in full settlement of all remaining amounts due under the earnout arrangement. Interest accrued at 10% per annum.
During the year ended December 31, 2025, the contingent consideration liability was adjusted as follows:

(In thousands)	Balances at December 31, 2024	Change in Fair Value	Cash Payments	Fair Value of Equity Issued	Balances at December 31, 2025
Contingent consideration, current portion	$10,243	$—	$(10,243)	$—	$—
Contingent consideration, net of current portion	87,907	2,435	(28,692)	(61,650)	—

Total liability	$98,150	$2,435	$(38,935)	$(61,650)	$—

The change in fair value of the liability represents accretion of the discounted liability outstanding during the year ended December 31, 2025.
During the year ended December 31, 2024, the contingent consideration liability was adjusted as follows:

(In thousands)	Balances at December 31, 2023	Change in Fair Value	Cash Payments	Fair Value of Equity Issued	Balances at December 31, 2024
Contingent consideration, current portion	$45,914	$12,985	$(48,656)	$—	$10,243
Contingent consideration, net of current portion	239,464	(74,584)	—	(76,973)	87,907

Total liability	$285,378	$(61,599)	$(48,656)	$(76,973)	$98,150

The change in fair value represents the decrease in the estimated 2024 earnout liability based on actual EBITDA recognized for the year ended December 31, 2024, partially offset by the change in the estimated fair value of the Class A units to be issued upon settlement of the 2024 earnout period. The decrease in the estimated 2024 earnout liability during the year ended December 31, 2024 was primarily due to 2024 actual EBITDA being less than forecast. This shortfall was primarily due to the timing of customer funding and deliveries under the Company’s largest program moving from 2024 to future periods that are beyond the end
of the earnout arrangement.